Short-Term Investments - Schedule of Realized Gains of Sale of Available-for-Sale Securities (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Schedule of Investments [Line Items]
Proceeds	$ (9,437,363)	$ (72,572,216)
Costs	8,995,273	71,492,241
Realized gain(loss)	(72,703)	(64,596)
Exchange difference	(18,119)	71,601
Available-for-Sale Securities
Schedule of Investments [Line Items]
Proceeds	(9,437,363)	(72,572,216)
Costs	8,995,273	71,492,241
Realized gain(loss)	(72,703)	(64,596)
Exchange difference	$ (18,119)	$ 71,601